Average Annual Total Returns{- Fidelity® Series International Growth Fund} - 10.31 Fidelity Series International Funds Series Combo PRO-14 - Fidelity® Series International Growth Fund	Fidelity Series International Growth Fund-Default Return Before Taxes Past 1 year	Fidelity Series International Growth Fund-Default Return Before Taxes Past 5 years	Fidelity Series International Growth Fund-Default Return Before Taxes Past 10 years	Fidelity Series International Growth Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series International Growth Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series International Growth Fund-Default After Taxes on Distributions Past 10 years	Fidelity Series International Growth Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series International Growth Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series International Growth Fund-Default After Taxes on Distributions and Sales Past 10 years	MS270 Past 1 year	MS270 Past 5 years	MS270 Past 10 years
Total	18.61%	12.47%	9.15%	14.47%	10.78%	8.14%	13.66%	9.66%	7.32%	18.47%	10.69%	7.66%